NET LOSS PER SHARE - Summary of Dilutive Common Shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total anti-dilutive shares	56,629,252	0
Warrants | Earnout shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total anti-dilutive shares	16,292,542	0
Warrants | Avista private placement warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total anti-dilutive shares	8,233,333	0
Warrants | Avista public warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total anti-dilutive shares	7,666,667	0
Warrants | Forward purchase warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total anti-dilutive shares	1,666,667	0
Warrants | Backstop warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total anti-dilutive shares	1,445,489	0
Options to purchase common stock issued and outstanding
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total anti-dilutive shares	18,033,304	0
Shares expected to be purchased under employee stock purchase plan
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total anti-dilutive shares	1,983,180	0
Restricted stock units issued and outstanding
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total anti-dilutive shares	1,308,070	0